Other Expense, Net	12 Months Ended
Dec. 31, 2017
Other Expense, Net
Other Expense, Net

21.Other Expense, Net

Other expense (income) for the years ended December 31, 2017, 2016 and 2015 is analyzed as follows:

	2017		2016		2015
Loss (gain) on disposition of investment (1)	Ps.	295,194	Ps.	312	Ps.	(65,599)
Donations (see Note 19)	159,605		195,005		148,159
Financial, legal and accounting advisory and professional services (2)	269,385		833,618		485,594
Loss on disposition of property and equipment (3)	118,817		810,825		366,545
Impairment adjustments (4)	89,597		6,851		131,065
Other income from Univision (5)	—		—		(1,038,314)
Deferred compensation (see Note 19)	302,801		340,202		164,028
Dismissal severance expense (6)	984,816		912,173		342,382
Other, net	166,119		38,398		(205,383)

	Ps.	2,386,334	Ps.	3,137,384	Ps.	328,477

(1)	In 2017, included a loss on disposition of a publishing business in Argentina, which was classified in the Group’s Other Business segment.

(2)	Includes primarily legal, financial advisory and professional services in connection with certain litigation and other matters (see Notes 3 and 19).

(3)	In 2016, includes costs incurred in connection with the cancellation of a contract for a new satellite in the Group’s Sky segment in the amount of Ps.259,340.

(4)	The Group recognized impairment adjustments in connection with trademarks in 2017 and 2016, and goodwill and trademarks in 2015 in its Publishing business (see Note 12).

(5)

In 2015, this income was related to cash received from Univision in the amount of U.S.$67.6 million (Ps.1,038,314), as a result of the early termination of a technical assistance agreement with Univision.

(6)	In 2017 and 2016, includes a severance expense in connection with the dismissal of personnel in the Group’s Content, Cable and Other Businesses segments, as a part of a cost reduction plan.